SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other assets - Goodwill and Intangible Assets
Goodwill impairment loss				$ 1,553	$ 1,981
Revenue recognition
Consignment	109
Advertising expenses
Advertising expenses	30	92	16
Stock-based compensation
Stock based compensation	$ 25	$ 35
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	10,134,915	13,293,367	23,158,644